Stock-Based Compensation - Summary of Fair Value of Stock-Based Compensation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (minimum)	40.40%	40.40%
Expected volatility (maximum)	63.60%	63.60%
Risk-free interest rate (minimum)	0.10%	0.10%
Risk-free interest rate (maximum)	3.10%	1.50%
Expected dividends	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years 6 months	6 years 6 months
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 months	6 months